Equity-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Equity-Based Compensation Expense from Continuing Operations
The following table summarizes the Company’s equity-based compensation expense reported in the Statements of Operations:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Total equity compensation expense	$91	$87	$57

Summary of Information Related to Grants and Vests of PSUs and RSUs
The following table summarizes information related to grants of PSUs during the fiscal years ended June 30, 2024, 2023 and 2022:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Class A Common Stock-settled PSUs granted	0.7	0.8	0.6
Cash-settled PSUs(a) granted	0.5	0.5	0.4
Total PSUs granted	1.2	1.3	1.0
(a)Granted to executive Directors and to employees in certain foreign locations and settled in cash, assuming performance conditions are met.
The following table summarizes information related to vests of PSUs during the fiscal years ended June 30, 2024, 2023 and 2022:

	For the fiscal years ended June 30,
	2024		2023		2022
	Shares	Settlement Value(a)	Shares	Settlement Value(a)	Shares	Settlement Value(a)
	(in millions)
Class A Common Stock-settled PSUs vested	1.3	$28	1.5	$27	2.0	$42
Cash-settled PSUs vested	1.1	24	1.2	24	1.0	24
Total PSUs vested	2.4	$52	2.7	$51	3.0	$66
(a)Settlement value represents cash paid (for cash-settled PSUs) or the fair value of PSU awards at the time of vesting (for stock-settled PSUs) and does not include statutory tax withholdings.
The following table summarizes information related to grants of RSUs during the fiscal years ended June 30, 2024, 2023 and 2022:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Class A Common Stock-settled RSUs granted	2.6	3.4	2.4
Cash-settled RSUs(a) granted	0.5	0.6	0.4
Total RSUs granted	3.1	4.0	2.8
(a)Granted to executive Directors and to employees in certain foreign locations.
The following table summarizes information related to vests of RSUs during the fiscal years ended June 30, 2024, 2023 and 2022:

	For the fiscal years ended June 30,
	2024		2023		2022
	Shares	Settlement Value(a)	Shares	Settlement Value(a)	Shares	Settlement Value(a)
	(in millions)
Class A Common Stock-settled RSUs vested	2.3	$50	2.0	$39	1.6	$41
Cash-settled RSUs vested	0.5	11	0.6	10	0.4	9
Total RSUs vested	2.8	$61	2.6	$49	2.0	$50
(a)Settlement value represents cash paid (for cash-settled RSUs) or the fair value of RSU awards at the time of vesting (for stock-settled RSUs) and does not include statutory tax withholdings.

Summary of Activity from Continuing and Discontinued Operations Related to Target PSUs and RSUs Settled in Shares
The following table summarizes the activity related to the target PSUs and RSUs granted to participants that will be settled in shares of the Company (PSUs and RSUs in thousands):

	Fiscal 2024		Fiscal 2023		Fiscal 2022
	Number of shares	Weighted average grant- date fair value	Number of shares	Weighted average grant- date fair value	Number of shares	Weighted average grant- date fair value
PSUs and RSUs
Unvested units at beginning of the year	6,764	$19.40	6,297	$18.65	7,022	$14.61
Granted(a)	3,885	20.66	4,665	18.13	3,475	21.96
Vested	(3,632)	18.31	(3,487)	16.32	(3,526)	13.56
Cancelled(b)	(761)	20.12	(711)	19.59	(674)	19.12
Unvested units at the end of the year	6,256	$20.73	6,764	$19.40	6,297	$18.65
(a)For fiscal 2024, includes 0.7 million target PSUs and 2.6 million RSUs granted and a payout adjustment of 0.6 million PSUs due to the actual performance level achieved for PSUs granted in fiscal 2021 that vested during fiscal 2024.
For fiscal 2023, includes 0.8 million target PSUs and 3.4 million RSUs granted and a payout adjustment of 0.5 million PSUs due to the actual performance level achieved for PSUs granted in fiscal 2020 that vested during fiscal 2023.
For fiscal 2022, includes 0.6 million target PSUs and 2.4 million RSUs granted and a payout adjustment of 0.5 million PSUs due to the actual performance level achieved for PSUs granted in fiscal 2019 that vested during fiscal 2022.
(b)For fiscal 2024, includes 0.1 million of target PSUs and 0.7 million RSUs cancelled.
For fiscal 2023, includes 0.1 million of target PSUs and 0.6 million RSUs cancelled.
For fiscal 2022, includes 0.2 million of target PSUs and 0.5 million RSUs cancelled.